Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Short-Term Debt	Short-term debt

	2017	2016
Short-term bank borrowings	—	—
Current portion of long-term debt (*)	751	421

Total	751	421

(*)	Net of adjustment for debt issuance costs.

Summary of Outstanding Long-Term Debt

Long-term debt

The following table summarizes the outstanding long-term debt as of December 31, 2017 and 2016:

		2017		2016
	Maturities	Amount	Effective rate	Amount	Effective rate
Floating-rate term loan	Mar, 2017	—	—	388	2.770
Floating-rate term loan	Jan, 2020	—	—	387	3.270
Floating-rate term loan	Dec, 2020	—	—	1,436	3.270
Fixed-rate 3.75% senior unsecured notes	Jun, 2018	750	3.750	750	3.750
Fixed-rate 4.125% senior unsecured notes	Jun, 2020	600	4.125	600	4.125
Fixed-rate 4.125% senior unsecured notes	Jun, 2021	1,350	4.125	1,350	4.125
Fixed-rate 5.75% senior unsecured notes	Feb, 2021	—	—	500	5.750
Fixed-rate 3.875% senior unsecured notes	Sep, 2022	1,000	3.875	1,000	3.875
Fixed-rate 4.625% senior unsecured notes	Jun, 2022	400	4.625	400	4.625
Fixed-rate 5.75% senior unsecured notes	Mar, 2023	500	5.750	500	5.750
Fixed-rate 4.625% senior unsecured notes	Jun, 2023	900	4.625	900	4.625
Fixed-rate 1% cash convertible notes	Dec, 2019	1,150	1.000	1,150	1.000
Floating-rate revolving credit facility	Dec, 2020	—	—	—	—

Total principal		6,650		9,361
Liabilities arising from capital lease transactions		29		15
Unamortized discounts, premiums and debt issuance costs		(28)		(61)
Fair value of embedded cash conversion option		(86)		(128)

Total debt, including unamortized discounts, premiums, debt issuance costs and fair value adjustments		6,565		9,187
Current portion of long-term debt		(751)		(421)

Long-term debt		5,814		8,766

Schedule of Long-Term Debt

	Range of interest rates	Average rate of interest	Principal amount outstanding 2017	Due in 2018	Due after 2018	Due after 2022	Average remaining term (in years)	Principal amount outstanding 2016
USD notes	3.8%-5.8%	4.3%	5,500	750	4,750	1,400	3.7	8,211
2019 Cash Convertible Senior Notes	1.0%-1.0%	1.0%	1,150	—	1,150	—	1.9	1,150
Revolving Credit Facility (1)	—	—	—	—	—	—	—	—
Bank borrowings	—	—	—	—	—	—	—	—
Liabilities arising from capital lease transactions	2.6%-13.8%	4.7%	29	2	27	20	14.2	15

		3.7%	6,679	752	5,927	1,420	3.4	9,376

(1)	We do not have any borrowings under the $600 million Revolving Credit Facility as of December 31, 2016 and 2017.

Principal Amounts of Long-Term Debt	As of December 31, 2017, the following principal amounts of long-term debt are due in the next 5 years:

2018	752
2019	1,152
2020	602
2021	1,351
2022	1,402
Due after 5 years	1,420

Summary of Principal Amount, Unamortized Debt Discount and Net Carrying Amount of Liability Component

The principal amount, unamortized debt discount and net carrying amount of the liability component of the 2019 Cash Convertible Senior Notes as of December 31, 2017 and 2016 was as follows:

(in millions)	As of December 31
	2017	2016
Principal amount of 2019 Cash Convertible Senior Notes	1,150	1,150
Unamortized debt discount of 2019 Cash Convertible Senior Notes	91	136
Net liability of 2019 Cash Convertible Senior Notes	1,059	1,014

Summary of Effective Interest Rate, Contractual Interest Expense and Amortization of Debt Discount

The effective interest rate, contractual interest expense and amortization of debt discount for the 2019 Cash Convertible Senior Notes for fiscal 2017 and 2016 were as follows:

(in millions, except percentage)	2017	2016
Effective interest rate	5.14%	5.14%
Contractual interest expense	12	12
Amortization of debt discount	42	40